Property, Equipment and Software, Net	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Equipment and Software, Net
11 PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software consist of the following:

	As of March 31,
	2019	2020
	RMB	RMB
Electronic equipment	32,756	29,480
Furniture and office equipment	9,326	8,707
Leasehold improvements	27,969	31,132
Vehicles	307	307
Computer softwares	3,808	3,858

Subtotal	74,166	73,484
Less: Accumulated depreciation and amortization	(62,191)	(59,375)

Property, equipment and software, net	11,975	14,109

Depreciation and amortization expenses recognized for the years ended March 31, 2018, 2019 and 2020 were RMB61,843, RMB11,511 and RMB7,174, respectively. No impairment charges was recorded for the years ended March 31, 2018, 2019 and 2020.

On October 17, 2017, the Company’s Board of Directors approved a server disposal plan, according to which the Company would fully use cloud services from January 2018 for the purpose of reduction of servers cost, mitigation of technology risk and improvement of efficiency. As part of this plan, the Company disposed of certain servers with carrying amount of approximately RMB23,540, the cost and accumulated depreciation of which are RMB158,176 and RMB134,636, respectively, in a total cash consideration of RMB34,111. The difference between the carrying amount and the consideration, of approximately RMB10,571, is recognized in other income for the year ended March 31, 2018.